Related-party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Balances and transactions with related parties
i)	Balances and transactions with related parties

	June 30, 2019	December 31, 2018
	Payables	Payables
Immediate parent
UOL - sales of services (a)	16,555	9,822
UOL - shared service costs	9,837	10,234

Affiliated companies
UOL Diveo - sales of services (a)	4,331	3,290
UOL Diveo - shared service costs	-	126
Transfolha Transportadora e Distribuição Ltda.	2,432	4,336
Livraria da Folha Ltda.	-	32
Empresa Folha da Manhã S/A	913	2,073
Others	790	884

	34,858	30,797

(a)	Sales of services refers to the purchase of (i) advertising services from UOL and (ii) services related to technical support in hosting and colocation from UOL Diveo Tecnologia Ltda. “(UOL Diveo)”.

Balances and transactions with related parties II

	Three-month period					Six-month period
	June 30,2019		June 30,2018		June 30,2019		June 30,2018
	Revenue	Expense	Revenue	Expense	Revenue	Expense	Revenue	Expense
Immediate parent
UOL - shared service costs (a)	-	26,890	-	17,958	-	35,884	-	60,999
UOL - sales of services (b)	817	23,994	564	12,882	1,208	35,962	1,032	25,803
Affiliated companies
UOL Diveo - shared service costs	-	-	-	124	-	7	-	247
UOL Diveo - sales of services (c)	-	10,828	-	5,468	-	16,836	-	12,010
Transfolha Transportadora e Distribuição Ltda.	-	1,908	-	5,198	-	6,884	-	7,822
Livraria da Folha Ltda.	-	-	39	-	-	-	110	-
Others	1	-	108	-	10	220	307	-

	818	63,620	711	41,630	1,218	95,793	1,449	106,881

(a)
Shared services costs mainly related to (i) payroll costs, (ii) IT structure / software and (iii) property rental costs that are incurred by the parent company UOL and are charged to PagSeguro pursuant arm’s length contractual agreements. Such costs are included in administrative expenses. The decrease in the balance refers to payroll taxes related to LTIP in the six-month
period ended June 30, 2019 which amounted to R$ 3,809 (R$ 34,193 in June 30, 2018) that are paid by the parent company UOL and reimbursed by PagSeguro.

(b)	Sale of services related to advertising incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to arm’s length contractual agreements.

(c)
Sale of services from the affiliated company UOL Diveo related to technical support in hosting and colocation services (started in 2016) and are charged to PagSeguro Brazil pursuant to arm’s length contractual agreements.